SUBSEQUENT EVENTS (Details) - shares	Jan. 31, 2025	Jan. 29, 2025	Mar. 25, 2021
Share-based payment | Third period
SUBSEQUENT EVENTS
End of vesting period in relation to date of IPO			42 months
Share-based payment | Third period | Key management personnel who became entitled under individual contracts | Class B ordinary shares
SUBSEQUENT EVENTS
Number of shares vested	2,079,711
Share-based payment | Third period | Key management personnel determined as having successfully met year-end targets | Class B ordinary shares
SUBSEQUENT EVENTS
Number of shares vested	123,381
Share transaction | Selling Shareholders | Kaspi
SUBSEQUENT EVENTS
Percentage of share capital sold		65.41%